Material Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employment benefits (excluding discretionary bonus)	¥ 8,972	¥ 8,037	¥ 15,575	¥ 18,191	¥ 22,461
Discretionary bonus	4,376	5,470	15,425	7,396	15,083
Contributions to defined contribution retirement plans	109	135	229	264	268
Share-based compensation expenses	40,047	165,528	973,975	621,172	82,410
Total	¥ 53,504	¥ 179,170	¥ 1,005,204	¥ 647,023	¥ 120,222